Fair Value Measurements (details) - Fair Value Hierarchy (Recurring basis [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	$ 64,952	$ 66,138
Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	3,066	2,885
Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	61,597	62,969
Level 3 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	289	284
Fixed maturities [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	63,956	65,393
Fixed maturities [Member] | Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	2,299	2,237
Fixed maturities [Member] | Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	61,402	62,926
Fixed maturities [Member] | Level 3 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	255	230
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	2,315	2,222
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities [Member] | Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	2,298	2,205
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities [Member] | Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	17	17
Obligations of states, municipalities and political subdivisions [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	35,562	38,681
Obligations of states, municipalities and political subdivisions [Member] | Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	1
Obligations of states, municipalities and political subdivisions [Member] | Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	35,538	38,653
Obligations of states, municipalities and political subdivisions [Member] | Level 3 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	23	28
Debt securities issued by foreign governments [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	2,577	2,257
Debt securities issued by foreign governments [Member] | Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	2,577	2,257
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	2,424	2,997
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities [Member] | Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	2,415	2,992
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities [Member] | Level 3 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	9	5
All other corporate bonds [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	20,940	19,203
All other corporate bonds [Member] | Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	20,726	19,006
All other corporate bonds [Member] | Level 3 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	214	197
Redeemable preferred stock [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	138	33
Transfers from Level 1 to Level 2	31
Redeemable preferred stock [Member] | Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis		32
Redeemable preferred stock [Member] | Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	129	1
Redeemable preferred stock [Member] | Level 3 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	9
Equity securities [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	943	645
Equity securities [Member] | Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	748	602
Equity securities [Member] | Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	195	43
Equity securities, common stock [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	610	510
Equity securities, common stock [Member] | Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	610	510
Equity securities, non-redeemable preferred stock [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	333	135
Transfers from Level 1 to Level 2	54	4
Equity securities, non-redeemable preferred stock [Member] | Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	138	92
Equity securities, non-redeemable preferred stock [Member] | Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	195	43
Other investments [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	53	100
Other investments [Member] | Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	19	46
Other investments [Member] | Level 3 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	34	54
Investments in various publicly-traded securities, including securities in the Company's trading portfolio, mutual funds and other small holdings disclosed in Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	19	46
Investments in various publicly-traded securities, including securities in the Company's trading portfolio, mutual funds and other small holdings disclosed in Level 1 [Member] | Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	19	46
Investment in non-public common and preferred equity securities where the fair value estimate is determined either internally or by an external fund manager and therefore disclosed in Level 3 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	34	54
Investment in non-public common and preferred equity securities where the fair value estimate is determined either internally or by an external fund manager and therefore disclosed in Level 3 [Member] | Level 3 [Member]

Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	$ 34	$ 54